As filed with the Securities and Exchange Commission on October 4, 2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 149	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 153	[X]

(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:                        As soon as practicable after the effective
                                                                                                           date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on October 11, 2013 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 11, 2013 as the new effective date for Post-Effective Amendment No. 98 to the Registration Statement filed on February 4, 2013 for the CV Sector Rotational Fund. Previously, the filing of Post-Effective Amendment No. 108 delayed the effective date until April 29, 2013, Post-Effective Amendment No 110 delayed the effective date until May 13, 2013, Post-Effective Amendment No 114 delayed the effective date until May 28, 2013, Post-Effective Amendment No 119 delayed the effective date until June 10, 2013, Post-Effective Amendment No 123 delayed the effective date until July 10, 2013,  Post-Effective Amendment No 127 delayed the effective date until July 31, 2013, Post-Effective Amendment No 133 delayed the effective date until August 16, 2013, Post-Effective Amendment No 140 delayed the effective date until August 30, 2013, Post-Effective Amendment No 141 delayed the effective date until September 6, 2013, Post-Effective Amendment No 142 delayed the effective date until September 12, 2013, Post-Effective Amendment No 143 delayed the effective date until September 19, 2013, Post-Effective Amendment No 144 delayed the effective date until September 27, 2013, and Post-Effective Amendment No 145 delayed the effective date until October 4, 2013. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 98 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 4th day of October, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	October 4, 2013
Jack E. Brinson

*	Trustee and Chairman	October 4, 2013
James H. Speed, Jr.

*	Trustee	October 4, 2013
J. Buckley Strandberg

*	Trustee	October 4, 2013
Michael G. Mosley

*	Trustee	October 4, 2013
Theo H. Pitt, Jr.

*	President, RiskX Funds	October 4, 2013
D.J. Murphey

*	Treasurer, RiskX Funds	October 4, 2013
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	October 4, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	October 4, 2013
Craig L. Lukin

*	President and Treasurer,	October 4, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	October 4, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	October 4, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	October 4, 2013
Walter B. Todd, III

*	President, Arin Funds	October 4, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	October 4, 2013
Lawrence H. Lempert

*	President,	October 4, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	October 4, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	October 4, 2013
Steven M. MacNamara	Horizons West Multi-Strategy Hedged Income Fund

*	Treasurer of the CV Sector Rotational Fund and	October 4, 2013
Brenda A. Smith	Horizons West Multi-Strategy Hedged Income Fund, and CV Sector Rotational Fund; President and Treasurer of CV Asset Allocation Fund, Caritas All-Cap Growth Fund, and Presidio Multi-Strategy Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	October 4, 2013

* By: /s/ A. Vason Hamrick	Dated: October 4, 2013
A. Vason Hamrick, Secretary and Attorney-in-Fact